Borrowings and other financial liabilities	12 Months Ended
Dec. 31, 2020
Borrowings And Other Financial Liabilities [Abstract]
Borrowings and other financial liabilities
21 Borrowings and other financial liabilities
Borrowings at 31 December

	Note	Non-current 2020 US$m	Current 2020 US$m	Total 2020 US$m	Non-current 2019 US$m	Current 2019 US$m	Total 2019 US$m
Rio Tinto Finance plc Euro Bonds 2.0% due 2020(a)(b)(c)		—	—	—	—	455	455
Rio Tinto Finance plc Euro Bonds 2.875% due 2024(a)(b)		555	—	555	508	—	508
Rio Tinto Finance (USA) Limited Bonds 3.75% 2025(a)		1,299	—	1,299	1,229	—	1,229
Rio Tinto Finance (USA) Limited Bonds 7.125% 2028(a)		1,005	—	1,005	958	—	958
Alcan Inc. Debentures 7.25% due 2028(a)		109	—	109	104	—	104
Rio Tinto Finance plc Sterling Bonds 4.0% due 2029(a)(b)		717	—	717	647	—	647
Alcan Inc. Debentures 7.25% due 2031(d)		438	—	438	419	—	419
Alcan Inc. Global Notes 6.125% due 2033(d)		744	—	744	742	—	742
Alcan Inc. Global Notes 5.75% due 2035(d)		292	—	292	289	—	289
Rio Tinto Finance (USA) Limited Bonds 5.2% 2040(a)		1,173	—	1,173	1,137	—	1,137
Rio Tinto Finance (USA) plc Bonds 4.75% 2042(a)		501	—	501	483	—	483
Rio Tinto Finance (USA) plc Bonds 4.125% 2042(a)		743	—	743	716	—	716
Oyu Tolgoi LLC MIGA Insured Loan LIBOR plus 2.65% due 2027(e)		674	4	678	676	3	679
Oyu Tolgoi LLC Commercial Banks "B Loan" LIBOR plus 3.4% due 2027(e)		1,571	10	1,581	1,581	8	1,589
Oyu Tolgoi LLC Export Credit Agencies Loan 2.3% due 2028(e)		275	2	277	273	3	276
Oyu Tolgoi LLC Export Credit Agencies Loan LIBOR plus 3.65% due 2029(e)		867	5	872	869	5	874
Oyu Tolgoi LLC International Financial Institutions "A Loan" LIBOR plus 3.78% due 2030(e)		771	6	777	771	4	775
Other secured loans		246	68	314	302	45	347
Other unsecured loans		322	256	578	382	197	579
Lease liabilities	22	945	233	1,178	1,007	302	1,309
Total borrowings including overdrafts(f)		13,247	584	13,831	13,093	1,022	14,115
(a)These borrowings are subject to hedging arrangements and are summarised in the interest rate risk section of note 29.
(b)Rio Tinto has a US$10 billion (2019: US$10 billion) European Debt Issuance Programme against which the cumulative amount utilised was US$1.2 billion equivalent at 31 December 2020 (2019: US$1.6 billion). The carrying value of these bonds after hedge accounting adjustments amounted to US$1.3 billion (2019: US$1.6 billion) in aggregate.
(c)On 11 May 2020, we repaid our €402 million (nominal value) Rio Tinto Finance plc Euro Bonds on their maturity. The cash outflow relating to the repayment of the bonds and the realised loss on the derivatives have been recognised within "Repayment of borrowings and associated derivatives" in the Group cash flow statement and totalled US$526 million.
(d)In 2020 we entered into new swaps to convert the interest payable in relation to these bonds from fixed to floating rates. Refer to Note 29 for more details.
(e)These borrowings relate to the Oyu Tolgoi LLC project finance facility. The project finance facility provides for interest-only payments for the first five years from 2016 followed by minimum repayments according to a stepped amortisation schedule for the remaining life of the facility. The due dates stated represent the final repayment date. The interest rates stated are pre-completion and will increase by 1% post-completion.
(f)The Group’s borrowings of US$13.8 billion (2019: US$14.1 billion) include US$4.5 billion (2019: US$4.5 billion) of subsidiary entity borrowings that are subject to various financial and general covenants with which the respective borrowers were in compliance as at 31 December 2020.

Other financial liabilities

	Non-current 2020 US$m	Current 2020 US$m	Total 2020 US$m	Non-current 2019 US$m	Current 2019 US$m	Total 2019 US$m
Derivative financial instruments	161	23	184	248	103	351
Other financial liabilities(a)	—	—	—	—	247	247
Total other financial liabilities	161	23	184	248	350	598
Total borrowings including overdrafts (as above)	13,247	584	13,831	13,093	1,022	14,115
Total borrowings and other financial liabilities	13,408	607	14,015	13,341	1,372	14,713
(a)At 31 December 2019, other financial liabilities included US$207 million in relation to the share buy-back programme, which was completed in February 2020.